EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2024
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS
3.	EXPLORATION AND EVALUATION ASSETS

The schedules below summarize the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset that the Company is continuing to explore as at December 31, 2024 and 2023:

	Newfoundland
	Queensway(i)	Other	Total
Year ended December 31, 2024	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2023	9,014,478	78,709	9,093,187
Additions:
Acquisition costs – Kingsway Project	20,088,541	—	20,088,541
Expenditure target payment – Kingsway Project	750,000	—	750,000
Acquisition costs – royalty purchases	4,040,844	—	4,040,844
Acquisition costs – other claims	481,863	35,499	517,362
Claim staking and license renewal costs	15,250	300	15,550
Balance as at December 31, 2024	34,390,976	114,508	34,505,484

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2023	215,285,192	574,857	215,860,049
Assays	6,006,877	—	6,006,877
Drilling	23,828,589	—	23,828,589
Environmental studies	971,923	—	971,923
Geochemistry	134,971	—	134,971
Geophysics	723,154	—	723,154
Imagery and mapping	175,145	350	175,495
Metallurgy	1,315,279	—	1,315,279
Office and general	706,448	—	706,448
Other	870,615	—	870,615
Permitting	636,745	—	636,745
Preliminary economic assessment	62,608	—	62,608
Property taxes, mining leases and rent	87,166	—	87,166
Reclamation	1,739,648	—	1,739,648
Resource estimate	354,155	—	354,155
Salaries and consulting	9,721,226	488	9,721,714
Seismic survey	117,583	—	117,583
Supplies and equipment	1,517,546	—	1,517,546
Travel and accommodations	680,142	—	680,142
Technical reports	95,206	—	95,206
Trenching	2,932,976	—	2,932,976
Exploration cost recovery	(115,500)	—	(115,500)
	52,562,502	838	52,563,340
Cumulative exploration expense – December 31, 2024	267,847,694	575,695	268,423,389

3.	EXPLORATION AND EVALUATION ASSETS (continued)

	Newfoundland
	Queensway (i)	Other	Ontario(ii)	Total
Year ended December 31, 2023	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2022	8,616,693	47,916	272,000	8,936,609
Additions
Acquisition costs	381,220	30,793	—	412,013
Claim staking and license renewal costs	16,565	—	—	16,565
Disposals
Disposal of exploration and evaluation assets	—	—	(264,000)	(264,000)
Impairment of exploration and evaluation assets	—	—	(8,000)	(8,000)
Balance as at December 31, 2023	9,014,478	78,709	—	9,093,187

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2022	121,302,318	539,998	3,428,034	125,270,350
Assays	16,102,874	14,515	—	16,117,389
Drilling	41,121,168	—	—	41,121,168
Environmental studies	1,280,147	—	—	1,280,147
Geochemistry	857,555	—	—	857,555
Geophysics	814,877	—	—	814,877
Imagery and mapping	644,205	9,932	—	654,137
Metallurgy	950,855	—	—	950,855
Office and general	855,902	—	144	856,046
Other	590,575	—	—	590,575
Permitting	225,162	—	—	225,162
Property taxes, mining leases and rent	143,010	—	5,915	148,925
Reclamation	2,122,598	—	—	2,122,598
Salaries and consulting	13,243,577	10,103	13,850	13,267,530
Seismic survey	8,118,668	—	—	8,118,668
Supplies and equipment	4,438,579	—	480	4,439,059
Technical reports	55,025	—	—	55,025
Travel and accommodations	1,481,399	309	155	1,481,863
Trenching	982,148	—	—	982,148
Exploration cost recovery	(45,450)	—	—	(45,450)
	93,982,874	34,859	20,544	94,038,277
Cumulative exploration expense – December 31, 2023	215,285,192	574,857	3,448,578	219,308,627

(i)Queensway Project – Gander, Newfoundland

As at December 31, 2024, the Company owned a 100% interest in 103 (December 31, 2023 – 96) mineral licenses including 7,024 claims (December 31, 2023 – 6,659 claims) comprising 175,600 hectares of land (December 31, 2023 – 166,475) located near Gander, Newfoundland and Labrador. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2022 under ten separate option agreements, of which nine are completed. The Queensway Project carries various net smelter return (“NSR”) royalties ranging from 0.4% to 3.00%, many of which include buy-back provisions that allow the Company, at its option, to reduce the NSR by making lump-sum payments ranging from $250,000 to $1,000,000 to the holders of the royalties.The total cost of the NSR’s if the Company were to exercise all of its buy-back rights is $4,250,000 resulting in NSR’s ranging from 0.5% to 1.5% for the mineral licenses subject to an NSR royalty.

3.	EXPLORATION AND EVALUATION ASSETS (continued)

(i)Queensway Project – Gander, Newfoundland (continued)

On November 2, 2022, the Company entered into a definitive property option agreement to acquire a 100% interest in five mineral licenses located in Gander, Newfoundland. Under the terms of this agreement, the Company may exercise the option by issuing an aggregate of 487,078 common shares in the capital of the Company and making aggregate cash payments of $2,350,000 to the optionors as follows:

●	$200,000 (paid) and 39,762 common shares (issued) on the later of (i) staking confirmation date as defined in the Option Agreement and (ii) the receipt of the TSX Venture Exchange’s approval;
●	$200,000 (paid) and 39,762 common shares on or before November 2, 2023 (issued);
●	$250,000 (paid) and 69,583 common shares on or before November 2, 2024 (issued);
●	$300,000 and 89,463 common shares on or before November 2, 2025;
●	$600,000 and 129,224 common shares on or before November 2, 2026; and
●	$800,000 and 119,284 common shares on or before November 2, 2027.

Acquisition of Kingsway Project

On April 21, 2024, the Company entered into a property purchase agreement with Labrador Gold Corp. (“LabGold”) to acquire a 100% interest in LabGold’s Kingsway Project, located near Gander, Newfoundland and Labrador, as well as certain related assets of LabGold (the “Transaction”). The Transaction closed on July 9, 2024. Pursuant to the acquisition, the Company issued 5,263,157 common shares to LabGold with a value of $20,000,000 (Note 10). The Company paid $438,541 in professional and filing fees in connection with the Transaction.

The acquisition of the Kingsway Project was accounted for as an asset acquisition. The Company allocated the fair value of consideration paid to the acquired assets based on their relative fair values at the date of purchase as follows:

Value of equity instruments issued	$20,000,000
Transaction costs	438,541
Total consideration	20,438,541

Assets
Exploration and evaluation assets	20,088,541
Property and equipment	350,000
Total assets acquired	$20,438,541

Under the terms of the original Kingsway Option Agreement, the optionors would receive an Expenditure Target Payment of $750,000 upon completion of an aggregate of $30,000,000 of exploration expenditures being incurred on the property. During the year ended December 31, 2024, the Company incurred certain exploration expenditures and having met the remaining expenditure target on the property paid $750,000 to the optionors.

The Kingsway Project carries a 1.0% NSR payable to the royalty holders upon commencement of commercial production. The Company will also pay to the royalty holders $1 per ounce of gold contained within the property in the indicated mineral resource and measured mineral resource categories (the “Resource Payment”) as defined by the Canadian Institute of Mining, Metallurgy and Petroleum, and established in a National Instrument 43-101 – Standards of Disclosure for Mineral Projects or like technical report for the development of the property. The Resource Payment is payable upon the commencement of commercial production. An advance royalty payment of $50,000 per year will be payable commencing on March 3, 2026 and continuing each year until the commencement of commercial production. Any advance royalties paid will be deducted from the royalty payable after commencement of commercial production.

3.	EXPLORATION AND EVALUATION ASSETS (continued)

(i)Queensway Project – Gander, Newfoundland (continued)

Royalty Purchases

On July 29, 2024, the Company entered into three royalty purchase agreements (the “Royalty Purchase Agreements”) with arm’s length royalty holders (together, the “Vendors” and each, a “Vendor”) to purchase part of each Vendor’s royalty interest in aggregate, 0.6% of the Vendors’ 1.6% net smelter returns royalty underlying several zones at the Company’s Queensway project (the “Royalty Interests”). The transaction closed on August 8, 2024. Pursuant to the transaction, the Company paid aggregate cash consideration of $1,950,000 and aggregate share consideration of 300,000 common shares with a combined value of $1,011,000 to the Vendors (Note 10).  The Company paid $63,620 in professional fees in connection with the royalty purchases.

The Company also had the right to purchase the remaining 1.0% net smelter returns royalty from the Vendors for an aggregate price equal to $1,000,000 (the “Repurchase Price”) by November 12, 2024, payable by (i) an aggregate of $100,000 and (ii) an additional $4,950, in the aggregate, per year until the Repurchase Price has been satisfied. During the year ended December 31, 2024, the Company purchased the remaining 1.0% net smelter returns royalty from the Vendors for $1,000,000 in aggregate in cash, of which $666,667 was paid subsequent to December 31, 2024, which fully satisfied the Repurchase Price. The Company also paid $16,225 in professional fees in connection with the purchase.

(ii)Ontario Projects

Disposal of Lucky Strike

During the year ended December 31, 2023, the Company recognized a gain on disposal of its Lucky Strike project in Kirkland Lake, Ontario of $4,217,935. The Company received total non-cash consideration having a fair value of $4,657,482 consisting of 28,612,500 common shares of Kirkland Lake Discoveries Corp. and a 1.0% net smelter return royalty on future production from the mineral claims. The Company recognized $175,547 of professional fees in connection with the transaction and derecognized the Lucky Strike project at its carrying value of $264,000. Refer to Note 6 for further information.

Impairment of Ontario Properties

During the year ended December 31, 2023, the Company recorded an impairment of $8,000 in acquisition costs related to projects no longer being explored.